Liability Related to Warrants - Summary of Warrants Determining Fair Value in Black & Scholes Evaluation Model (Details) - $ / shares			12 Months Ended
	Feb. 19, 2021	Oct. 22, 2020	Mar. 31, 2021
Disclosure Of Liability Related To Warrants [Line Items]
Warrants exercise price			$ 2.25
Warrants 2020
Disclosure Of Liability Related To Warrants [Line Items]
Warrants exercise price		$ 2.25	$ 2.25
Risk-free interest		0.34%	0.80%
Expected life (years)		5 years	4 years 5 months 19 days
Expected volatility		71.10%	76.10%
Warrants 2021
Disclosure Of Liability Related To Warrants [Line Items]
Warrants exercise price	$ 2.25		$ 2.25
Risk-free interest	0.66%		1.01%
Expected life (years)	5 years 6 months		5 years 4 months 20 days
Expected volatility	71.40%		72.03%